Payments, by Government - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 61,473	$ 234,162	$ 6,850	$ 58,905	$ 361,390
CHILE | Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]
Total	0	232,336	0	0	232,336
CHILE | Tesoreria General de la Republica [Member]
Total	55,468	0	0	0	55,468
CHILE | Various local Chilean municipalities/communities [Member]
Total	567	0	0	58,623	59,190
JORDAN | Amman Court of First Instance [Member]
Total	0	0	100	0	100
JORDAN | Income Tax Department [Member]
Total	3,036	0	0	0	3,036
JORDAN | Jordan Customs [Member]
Total	0	0	222	0	222
JORDAN | Ministry of Culture [Member]
Total	0	0	0	282	282
JORDAN | Ministry of Environment [Member]
Total	0	0	459	0	459
JORDAN | Ministry of Finance [Member]
Total	0	1,826	0	0	1,826
JORDAN | Ministry of Water and Irrigation [Member]
Total	0	0	2,289	0	2,289
JORDAN | Social Security [Member]
Total	0	0	3,780	0	3,780
UNITED STATES | United States Federal Government [Member]
Total	2,402	0	0	0	2,402
ARGENTINA | Federal Administration of Public Revenue [Member]
Total	$ 1,529	$ 0	$ 0	$ 0	$ 1,529